FORUM FUNDS

THREE CANAL PLAZA, SUITE 600

PORTLAND, MAINE 04101

207-347-2090

July 8, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated June 18, 2013 to the Prospectus dated March 1, 2013, for the Carne Hedged Equity Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on June 18, 2013 (Accession Number: 0001435109-13-000275).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2025 or lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/Lina Bhatnagar

Lina Bhatnagar

Secretary to the Registrant

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